FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ (1)	€ (11)	€ 1
Unrealized (losses) / gains on foreign currency derivatives - net	13	(8)	1
Losses reclassified from OCI as a result of hedge accounting discontinuation	0	6	0
Derivatives that do not qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	1	(4)	7
Unrealized (losses) / gains on foreign currency derivatives - net	15	(9)	2
Derivatives that qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	(2)	(7)	(6)
Unrealized (losses) / gains on foreign currency derivatives - net	(2)	1	(1)
Losses reclassified from OCI as result of hedge accounting discontinuation	0	(6)	0
Losses reclassified from OCI as a result of hedge accounting discontinuation		6
Derivatives that qualify for hedge accounting | At fair value through OCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (losses) / gains on foreign currency derivatives - net	(21)	20	(15)
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement	€ 4	€ 6	€ 7